Vessels, Net (Table) (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Property Plant And Equipment [Line Items]
Balance December 31, 2011	$ 268,608,363
Depreciation for the period	(12,311,777)	(24,888,317)
Balance September 30, 2012	302,415,085
Vessel Cost
Property Plant And Equipment [Line Items]
Balance December 31, 2011	305,592,515
Newbuilding deliveries	46,019,408
Balance September 30, 2012	351,611,923
Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance December 31, 2011	(36,984,152)
Depreciation for the period	(12,212,686)
Balance September 30, 2012	(49,196,838)
Net Book Value
Property Plant And Equipment [Line Items]
Balance December 31, 2011	268,608,363
Newbuilding deliveries	46,019,408
Depreciation for the period	(12,212,686)
Balance September 30, 2012	$ 302,415,085